The company - Agreements Related To Avdoralimab With Novo Nordisk And With AstraZeneca (Details) - 2017 IPH5401 in-licensing agreement with Novo Nordisk A/S € in Millions	1 Months Ended
Jul. 31, 2017 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment	€ 40.0
Upfront payment, shares issued	37.2
Upfront payment, cash	2.8
Maximum payments to counter party upon achievement of certain milestones	€ 369.0